Equity	3 Months Ended
Mar. 31, 2021
Equity.
Equity

9 Equity

Common Shares

As of March 31, 2021, 22,422,743 common shares of Centogene N.V. with a nominal value of EUR 0.12 were issued and fully paid up (December 31, 2020: 22,117,643). As of March 31, 2021, the authorized but unissued common share capital amounted to EUR 6,789k (December 31, 2020: EUR 6,826k).

The holders of common shares are entitled to the Company's approved dividends and other distributions as may be declared from time to time by the Company, and are entitled to vote per share on all matters to be voted at the Company's annual general meetings.

Capital reserve

As of March 31, 2021, capital reserve included a share premium of EUR 107,461k (December 31, 2020: EUR 107,498k), being amounts paid in by shareholders at the issuance of shares in excess of the par value of the shares issued, net of any transaction costs incurred for the share issuance.

In addition, it also included amounts recorded in respect of share-based payments. For additional information on the share-based payments, see note 11.